CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ (10,268)	$ (21,205)	$ 54,639
Other comprehensive income / (loss) (Actuarial gain/(loss))	(911)	(30)	306
Comprehensive income / (loss)	$ (11,179)	$ (21,235)	$ 54,945